Other Revenues and Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Revenue earned	$ 431,178	$ 550,543	$ 534,681
Profit sharing revenue	600
Amortization of in-process revenue contracts		1,200	4,800
Restructuring charges	0	0	6,795
Special Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges			4,400
Reimbursement revenue			4,400
Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges			2,000
Teekay Marine Ltd
Restructuring Cost and Reserve [Line Items]
Percentage of voting interests acquired				49.00%
Ship to Ship Transfer Business | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring costs related to severance payments made in relation to acquisition			300
Ship-to-Ship Transfer
Restructuring Cost and Reserve [Line Items]
Revenue earned	39,900	37,900	17,700
Ship Management
Restructuring Cost and Reserve [Line Items]
Revenue earned	$ 12,900	$ 13,800	$ 9,500